Disaggregated Revenue-related Information - Summary of Changes in Defered Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenue recognized	$ 2,200	$ 800	$ 4,600	$ 2,200
Southern Airways Corporation
Disaggregation of Revenue [Line Items]
Deferred revenue, beginning of year	7,251	5,534	6,260	4,513	$ 4,513	$ 2,621
Revenue deferred	10,562	12,459	22,243	22,244	45,983	30,912
Revenue recognized	(10,243)	(11,274)	(20,933)	(20,038)	(44,236)	(29,020)
Deferred revenue, end of year	$ 7,570	$ 6,719	$ 7,570	$ 6,719	$ 6,260	$ 4,513